Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)		Issued capital [member]	Shares to be issued [member]	Share purchase warrants reserve [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2023		$ 59,367,042	$ 53,567		$ (7,246)	$ 711,267	$ 13,764	$ (25,312,169)	$ 34,826,225
Balance, shares at Dec. 31, 2023	[1]	26
IfrsStatementLineItems [Line Items]
Cancellation of stock options						(641,919)		641,919
Profit (loss) for the period								(35,958,412)	(35,958,412)
Shares issued for services		$ 3,149,160	(53,567)						3,095,593
Shares issued for services, shares	[1]	302
Shares, pre-funded warrants and warrants issued for cash, net		$ 7,831,226							7,831,226
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	929
Allocation to derivative warrants liabilities		$ (7,450,546)							(7,450,546)
Shares issued pursuant to a Settlement Agreement		$ 546,122							546,122
Shares issued pursuant to a Settlement agreement, shares	[1]	53
Other comprehensive loss for the period					3,671		365		4,036
Balance at Sep. 30, 2024		$ 63,443,004			(3,575)	69,348	14,129	(60,628,662)	2,894,244
Balance, shares at Sep. 30, 2024	[1]	1,310
Balance at Dec. 31, 2024		$ 76,391,417			(164,312)	1,043,586	23,534	(72,902,426)	4,391,799
Balance, shares at Dec. 31, 2024	[1]	1,311
IfrsStatementLineItems [Line Items]
Profit (loss) for the period								14,642,022	14,642,022
Shares issued for services		$ 2,836,648							2,836,648
Shares issued for services, shares	[1]	202,258
Shares, pre-funded warrants and warrants issued for cash, net		$ 20,852,213							20,852,213
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	4,167
Allocation to derivative warrants liabilities		$ (20,552,190)							(20,552,190)
Other comprehensive loss for the period					(134,123)		7,869		(126,254)
Shares issued for cashless exercise of warrants		14,531,624							14,531,624
Shares issued for cashless exercise of warrants, shares	[1]	652,767
Share-based payments		$ 227,444				(8,653)			218,791
Share-based payments, shares	[1]	20,006
Share repurchase		$ (127,785)							(127,785)
Share repurchase, shares	[1]	(19,747)
Balance at Sep. 30, 2025		$ 94,159,371			$ (298,435)	$ 1,034,933	$ 31,403	$ (58,260,404)	$ 36,666,868
Balance, shares at Sep. 30, 2025	[1]	860,762

[1]	Adjusted to reflect one (1) for seventeen (17) reverse stock split in August 2024 and a one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)